Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive income
26 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2016 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	(6)	441	1	7	142	(1,043)	(458)
Increase/(decrease) due to equity method investments	(6)	0	0	0	0	0	(6)
Reclassification adjustments, included in net income/(loss)	(8)	79	0	387	(106)	0	352
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	(20)	520	1	394	36	(568)	363
Balance at end of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
2015 (CHF million)
Balance at beginning of period	(31)	(11,478)	64	(4,010)	452	–	(15,003)
Increase/(decrease)	0	(1,142)	(3)	(1,031)	238	–	(1,938)
Increase/(decrease) due to equity method investments	(15)	(1)	0	0	0	–	(16)
Reclassification adjustments, included in net income/(loss)	31	6	(1)	369	(83)	–	322
Total increase/(decrease)	16	(1,137)	(4)	(662)	155	–	(1,632)
Balance at end of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
2014 (CHF million)
Balance at beginning of period	(11)	(13,674)	52	(2,757)	515	–	(15,875)
Increase/(decrease)	(11)	2,196	25	(1,440)	20	–	790
Increase/(decrease) due to equity method investments	4	0	0	0	0	–	4
Reclassification adjustments, included in net income/(loss)	(13)	0	(13)	187	(83)	–	78
Total increase/(decrease)	(20)	2,196	12	(1,253)	(63)	–	872
Balance at end of period	(31)	(11,478)	64	(4,010)	452	–	(15,003)
Refer to "Note 28 – Tax" and "Note 31 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2016		2015	2014
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	79	[1]	6	0
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	513		472	243
Tax expense/(benefit)	(126)		(103)	(56)
Net of tax	387		369	187
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(134)		(110)	(108)
Tax expense/(benefit)	28		27	25
Net of tax	(106)		(83)	(83)
1
Includes net releases of CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited. In addition, it includes net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.
Additional share information
	2016		2015		2014
Common shares issued
Balance at beginning of period	1,957,379,244		1,607,168,947		1,596,119,349
Issuance of common shares	132,518,134		350,210,297		11,049,598
of which share-based compensation	30,000,000		0		11,049,598
Balance at end of period	2,089,897,378		1,957,379,244		1,607,168,947
Treasury shares
Balance at beginning of period	(5,910,224)		(7,666,658)		(5,183,154)
Sale of treasury shares	1,218,245,936		766,096,105		357,696,773
Repurchase of treasury shares	(1,224,501,214)		(808,768,832)		(386,266,557)
Share-based compensation	12,165,502		44,429,161		26,086,280
Balance at end of period	0		(5,910,224)		(7,666,658)
Common shares outstanding
Balance at end of period	2,089,897,378	[1]	1,951,469,020	[2]	1,599,502,289
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 415,099,918 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515,145,579 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
25 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2016 (CHF million)
Balance at beginning of period	6	(12,751)	50	(612)	3	–	(13,304)
Increase/(decrease)	(6)	410	2	131	(1)	(1,083)	(547)
Decrease due to equity method investments	0	0	0	0	0	0	0
Reclassification adjustments, included in net income/(loss)	(16)	72	0	79	0	0	135
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	465	465
Total increase/(decrease)	(22)	482	2	210	(1)	(618)	53
Balance at end of period	(16)	(12,269)	52	(402)	2	(618)	(13,251)
2015 (CHF million)
Balance at beginning of period	(18)	(11,623)	56	(656)	17	–	(12,224)
Increase/(decrease)	0	(1,133)	(5)	(30)	(1)	–	(1,169)
Decrease due to equity method investments	0	(1)	0	0	0	–	(1)
Reclassification adjustments, included in net income/(loss)	24	6	(1)	74	(13)	–	90
Total increase/(decrease)	24	(1,128)	(6)	44	(14)	–	(1,080)
Balance at end of period	6	(12,751)	50	(612)	3	–	(13,304)
2014 (CHF million)
Balance at beginning of period	9	(13,738)	35	(714)	3	–	(14,405)
Increase/(decrease)	(11)	2,115	21	14	20	–	2,159
Reclassification adjustments, included in net income/(loss)	(16)	0	0	44	(6)	–	22
Total increase/(decrease)	(27)	2,115	21	58	14	–	2,181
Balance at end of period	(18)	(11,623)	56	(656)	17	–	(12,224)
Refer to "Note 27 - Tax" and "Note 30 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2016		2015	2014
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	72	[1]	6	0
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	123		98	62
Tax expense/(benefit)	(44)		(24)	(18)
Net of tax	79		74	44
1
Includes net releases of CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited and net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.